RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2013
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS
4. RECENT ACCOUNTING PRONOUNCEMENTS

Obligations Resulting from Joint and Several Liability Arrangements

In February 2013, the FASB issued an amendment of the Accounting Standards Codification regarding recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the new guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles. Examples of obligations within the scope of this update include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. U.S. generally accepted accounting principles do not include specific guidance on accounting for such obligations. The amended standard requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the new guidance is fixed at the reporting date, as the sum of: a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The updated guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of the new standard is not expected to have a significant impact on the Company’s consolidated financial statements.